Pay vs Performance Disclosure - USD ($)	4 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Aug. 31, 2022	Sep. 30, 2023	Sep. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO(1)	Summary Compensation Table Total for Former PEO(1)	Compensation Actually Paid to Current PEO(1) (2)(3)	Compensation Actually Paid to Former PEO(1) (2)(3)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(1) (2)(3)	Total Shareholder Return	Peer Group Total Shareholder Return(4)	Net Income (Loss) ($ millions)	Adjusted Gross Profit (Loss) (5) ($ millions)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	1,774,772	n/a	3,149,800	n/a	928,321	2,139,189	65.69	56.58	(105)	147
2022	2,550,004	1,943,101	2,073,020	9,707,300	1,428,121	4,525,921	41.69	74.89	(289)	(54)

Company Selected Measure Name				Adjusted Gross Profit
Named Executive Officers, Footnote				Mr. Nebreda became our principal executive officer (PEO) on September 1, 2022 and is our current PEO. Mr. Dubuc, our former PEO, separated from the Company on August 31, 2022. Our non-PEO NEOs included: (a) for fiscal year 2023, Messrs. Sial, Vanka, and Williams, and Mses. Boll and Couch; and (b) for fiscal year 2022, Messrs. Fehr and Sial and Ms. Boll.
Peer Group Issuers, Footnote				The Peer Group for which Total Shareholder Return is the NASDAQ Clean Edge Green Energy Index Fund. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote	The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our PEOs and average CAP to our non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards, including calculating equity awards in accordance with FASB ASC Topic 718.
Current PEO SCT Total to CAP Reconciliation

Fiscal Year	2022	2023
SCT Total	$2,550,004	$1,774,772
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(2,500,004)	$0
± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$2,023,020	$0
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$0	$776,479
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	$598,549
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Compensation Actually Paid	$2,073,020	$3,149,800

Former PEO SCT Total to CAP Reconciliation

Fiscal Year	2022	2023
SCT Total	$1,943,101	n/a
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$0	n/a
± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$0	n/a
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$0	n/a
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	n/a
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$8,681,032	n/a
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	-$916,833	n/a
Compensation Actually Paid	$9,707,300	n/a

Non-PEO NEO Average Total Compensation Amount				$ 928,321	$ 1,428,121
Non-PEO NEO Average Compensation Actually Paid Amount				$ 2,139,189	4,525,921
Adjustment to Non-PEO NEO Compensation Footnote
Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2022	2023
Average SCT Total	$1,428,121	$928,321
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(866,669)	$(150,004)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$659,609	$118,467
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$2,369,873	$476,025
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$934,987	$861,825
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$(95,446)
Average Compensation Actually Paid	$4,525,921	$2,139,189

Compensation Actually Paid vs. Total Shareholder Return
The chart below illustrates the relationship between the current PEO, former PEO, and average Non-PEO CAP amounts and the Company’s and NASDAQ Clean Edge Green Energy Index Fund TSR during fiscal years 2022 through 2023. The CAP calculations prescribed by Item 402(v) encompass valuations of equity awards before our IPO while the TSR calculations assume a $100 investment beginning on our IPO date, which creates a disconnect in the time periods being compared for CAP and TSR in fiscal year 2022.

Compensation Actually Paid vs. Net Income				The charts below illustrate the relationship between the current PEO, former PEO, and Non-PEO CAP amounts and the Company’s Net Income and Adjusted Gross Profit during fiscal years 2022 through 2023.
Compensation Actually Paid vs. Company Selected Measure
**Adjusted Gross Profit is a non-GAAP financial metric. Please refer to pages 60-61 in our 2023 Form 10-K and pages 58-69 in our 2022 Form 10-K for more details on non-GAAP financial metrics and reconciliation to gross profit (loss), its most directly comparable GAAP financial metric, for fiscal year 2023 and fiscal year 2022, respectively.

Total Shareholder Return Vs Peer Group
The chart below illustrates the relationship between the current PEO, former PEO, and average Non-PEO CAP amounts and the Company’s and NASDAQ Clean Edge Green Energy Index Fund TSR during fiscal years 2022 through 2023. The CAP calculations prescribed by Item 402(v) encompass valuations of equity awards before our IPO while the TSR calculations assume a $100 investment beginning on our IPO date, which creates a disconnect in the time periods being compared for CAP and TSR in fiscal year 2022.

Tabular List, Table

Most Important Financial Performance Measures
• Adjusted Gross Profit • Order Intake Margin EAC • Revenue

Total Shareholder Return Amount				$ 65.69	41.69
Peer Group Total Shareholder Return Amount				56.58	74.89
Net Income (Loss)				$ (105,000,000)	$ (289,000,000)
Company Selected Measure Amount				147,000,000	(54,000,000)
Additional 402(v) Disclosure				The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs.
Measure:: 1
Pay vs Performance Disclosure
Name				Adjusted Gross Profit
Non-GAAP Measure Description				Adjusted Gross Profit is a non-GAAP financial measure and is calculated using gross profit (loss), adjusted to exclude (i) stock-based compensation expenses, (ii) amortization, (iii) certain other income or expenses, and (iv) non-recurring income or expenses. For more details on how we define and calculate Adjusted Gross Profit from the Company's audited consolidated financial statements as well as a reconciliation to gross profit (loss), its most directly comparable GAAP financial measure, please refer to pages 60-61 in our 2023 Form 10-K for fiscal year 2023 and pages 58-59 in our Annual Report on Form 10-K for fiscal year ended September 30, 2022 filed with the SEC on December 14, 2022 (the "2022 Form 10-K").
Measure:: 2
Pay vs Performance Disclosure
Name				Order Intake Margin EAC
Measure:: 3
Pay vs Performance Disclosure
Name				Revenue
Mr. Nebreda [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 1,774,772	$ 2,550,004
PEO Actually Paid Compensation Amount				3,149,800	2,073,020
PEO Name	Mr. Nebreda	Mr. Nebreda
Mr. Nebreda [Member] | Stock Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	2,500,004
Mr. Nebreda [Member] | Stock Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	2,023,020
Mr. Nebreda [Member] | Stock Awards Granted During Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				776,479	0
Mr. Nebreda [Member] | Stock Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
Mr. Nebreda [Member] | Stock Awards Granted During Prior Years, Vesting Conditions Satisified During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				598,549	0
Mr. Nebreda [Member] | Stock Awards Granted During Prior Yeards, Failed to Meet Vesting During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
Mr. Dubuc [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					1,943,101
PEO Actually Paid Compensation Amount					9,707,300
PEO Name			Mr. Dubuc
Mr. Dubuc [Member] | Stock Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Mr. Dubuc [Member] | Stock Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Mr. Dubuc [Member] | Stock Awards Granted During Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Mr. Dubuc [Member] | Stock Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Mr. Dubuc [Member] | Stock Awards Granted During Prior Years, Vesting Conditions Satisified During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					8,681,032
Mr. Dubuc [Member] | Stock Awards Granted During Prior Yeards, Failed to Meet Vesting During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					916,833
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount				928,321	1,428,121
Non-PEO NEO Average Compensation Actually Paid Amount				2,139,189	4,525,921
Non-PEO NEO [Member] | Stock Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				150,004	866,669
Non-PEO NEO [Member] | Stock Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				118,467	659,609
Non-PEO NEO [Member] | Stock Awards Granted During Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				476,025	2,369,873
Non-PEO NEO [Member] | Stock Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
Non-PEO NEO [Member] | Stock Awards Granted During Prior Years, Vesting Conditions Satisified During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				861,825	934,987
Non-PEO NEO [Member] | Stock Awards Granted During Prior Yeards, Failed to Meet Vesting During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 95,446	$ 0